Related Party Balances and Transactions - Schedule of Related Party Transactions (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties	¥ 251	¥ 280
Due to related parties		465
Cunjun Ma [Member]
Related Party Transaction [Line Items]
Due to related parties		465
Shareholders [Member]
Related Party Transaction [Line Items]
Due from related parties	¥ 251	¥ 280